UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended September 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Hinsdale, Illinois		October 29, 2004

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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					FORM 13F INFORMATION
TABLE


    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Laboratories   Common  002824100    548562   12950  12950None   None  None        0None   12950
Allstate Corp.        Common  020002101    575880   12000  12000None   None  None        0None   12000
Altria Group Inc.     Common  02209S103    291648    6200   6200None   None  None        0None    6200
Anheuser Busch Cos. InCommon  035229103    388361    7775   7775None   None  None        0None    7775
Automatic Data ProcessCommon  053015103   1042917   25240  25240None   None  None        0None   25240
BP Amoco p.l.c.       ADS     055622104  14091974  244950 244950None   None  None     3174None  241776
Berkshire Hathaway IncClass B 084670207  15632595    5445   5445None   None  None       70None    5375
Buckeye Technologies CCommon  118255108    557500   50000  50000None   None  None        0None   50000
Career Education Corp.Common  141665109   2891331  101700 101700None   None  None        0None  101700
Cintas Corp.          Common  172908105    780683   18570  18570None   None  None        0None   18570
Cisco Systems Inc.    Common  17275R102    853687   47165  47165None   None  None        0None   47165
Citigroup Inc.        Common  172967101    300854    6819   6819None   None  None        0None    6819
Coca Cola Co.         Common  191216100   3213332   80233  80233None   None  None        0None   80233
Colgate-Palmolive Co. Common  194162103   4219812   93400  93400None   None  None        0None   93400
Dell Inc.             Common  24702R101  10290785  289067 289067None   None  None     5000None  284067
Disney, (Walt) Co.    Common  254687106   5880228  260764 260764None   None  None     2400None  258364
Edge Petroleum Corp   Common  279862106    519025   32500  32500None   None  None        0None   32500
Exxon Corp.           Common  30231G102  18069475  373877 373877None   None  None     4800None  369077
Federal National MortgCommon  313586109    951000   15000  15000None   None  None        0None   15000
General Electric Co.  Common  369604103  20303072  604618 604618None   None  None        0None  604618
Gilead Sciences Inc.  Common  375558103   1633506   43700  43700None   None  None        0None   43700
Grainger,  W.W. Inc.  Common  384802104   1614200   28000  28000None   None  None        0None   28000
Hewlett Packard Co.   Common  428236103   1863919   99409  99409None   None  None     4000None   95409
Intel Corp.           Common  458140100  14912223  743381 743381None   None  None     8000None  735381
International BusinessCommon  459200101   3205561   37387  37387None   None  None     2000None   35387
JLG Industries Inc.   Common  466210101   3028620  180275 180275None   None  None     4500None  175775
JP Morgan Chase & Co. Common  46625H100    766710   19298  19298None   None  None        0None   19298
Johnson & Johnson     Common  478160104  30768009  546210 546210None   None  None     6000None  540210
Leggett & Platt Inc.  Common  524660107  15233291  542110 542110None   None  None     7400None  534710
Lincare Holdings Inc. Common  532791100   3601892  121235 121235None   None  None     3000None  118235
Lowes Companies, Inc. Common  548661107  12060102  221897 221897None   None  None     3000None  218897
Medco Health SolutionsCommon  58405U102    945046   30584  30584None   None  None        0None   30584
Merck & Co. Inc.      Common  589331107  14520759  440023 440023None   None  None     3000None  437023
Microsoft Corp.       Common  594918104  16131425  583415 583415None   None  None        0None  583415
Herman Miller Inc.    Common  600544100   4868991  197525 197525None   None  None     3500None  194025
Molex Inc.            Common  608554101   6366987  213514 213514None   None  None     1757None  211757
Molex Inc. Class A    Class A 608554200   9107720  346038 346038None   None  None     4882None  341156
Motorola, Inc         Common  620076109   7286663  403917 403917None   None  None     6400None  397517
Northern Trust Corp.  Common  665859104  11813966  289558 289558None   None  None     4200None  285358
Old Second Bancorp, InCommon  680277100   3983096  142406 142406None   None  None        0None  142406
Overseas Shipholding GCommon  690368105    297840    6000   6000None   None  None        0None    6000
Patterson Dental Co.  Common  703412106   2097744   27400  27400None   None  None        0None   27400
Pepsico, Inc          Common  713448108  14379237  295565 295565None   None  None     3000None  292565
Qualcomm, Inc.        Common  747525103  24918139  638272 638272None   None  None     6000None  632272
SBC Communications, InCommon  78387G103    467100   18000  18000None   None  None        0None   18000
Schering- Plough, Inc.Common  806605101   8019991  420776 420776None   None  None     3000None  417776
Schlumberger, Ltd.    Common  806857108   5252199   78030  78030None   None  None        0None   78030
State Street Corp.    Common  857477103  19537860  457454 457454None   None  None     4500None  452954
Strattec Security CorpCommon  863111100    650617   10450  10450None   None  None        0None   10450
Sysco Corp.           Common  871829107  14175198  473770 473770None   None  None     7000None  466770
Tellabs Inc           Common  879664100    620325   67500  67500None   None  None     3500None   64000
Thermo Electron Corp. Common  883556102    221564    8200   8200None   None  None        0None    8200
Toll Brothers, Inc.   Common  889478103    833940   18000  18000None   None  None        0None   18000
Wal-Mart Stores Inc.  Common  931142103    381657    7174   7174None   None  None        0None    7174
Walgreen Co.          Common  931422109  22525210  628669 628669None   None  None     6600None  622069
Wyeth                 Common  983024100   1553970   41550  41550None   None  None        0None   41550
S&P 400 SPDRS Dep Rec Common  595635103    325050    3000   3000None   None  None        0None    3000
iShares Russell 3000 ICommon  464287689    252800    4000   4000None   None  None        0None    4000
iShares MSCI Japan IndCommon  464286848    242500   25000  25000None   None  None        0None   25000
Street Tracks DJ US LaCommon  86330E208    252560    2000   2000None   None  None        0None    2000
YUM! Brands Inc       Common  988498101    413919   10180  10180None   None  None      600None    9580


COLUMN TOTALS                           382534827

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